Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net earnings attributable to Martin Marietta	$ 469,998	$ 713,342	$ 425,386
Less: Distributed and undistributed earnings attributable to unvested participating securities	806	2,029	1,775
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$ 469,192	$ 711,313	$ 423,611
Basic weighted-average common shares outstanding	62,895	62,932	63,610
Effect of dilutive employee and director awards	252	285	251
Diluted weighted-average common shares outstanding	63,147	63,217	63,861